UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust – June Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Credit Opportunities Fund – September 30, 2016 (Unaudited)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 70.7%

	Consumer Discretionary — 17.1%
$70,000	Altice Luxembourg SA (Luxembourg),
	144a, 7.625% 2/15/25	$71,750
430,000	Altice Luxembourg SA (Luxembourg),
	144a, 7.750% 5/15/22	459,025
300,000	AMC Entertainment, Inc.
	5.875% 2/15/22(B)	310,500
62,000	AMC Networks, Inc. 5.000% 4/1/24	62,388
300,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.625% 4/15/21	310,500
500,000	Ashtead Capital, Inc., 144a,
	6.500% 7/15/22(B)	525,625
165,000	Boyd Gaming Corp., 144a,
	6.375% 4/1/26	176,962
300,000	Cablevision Systems Corp.
	5.875% 9/15/22	273,000
300,000	CCO Holdings LLC / CCO Holdings
	Capital Corp. 5.125% 2/15/23	312,750
600,000	Cedar Fair LP / Canada's Wonderland
	Co. / Magnum Management Corp.
	5.375% 6/1/24	633,000
56,000	Cinemark USA, Inc. 4.875% 6/1/23	56,280
339,000	ClubCorp Club Operations, Inc., 144a,
	8.250% 12/15/23	364,425
100,000	CSC Holdings LLC 5.250% 6/1/24	95,000
240,000	Hillman Group, Inc. (The), 144a,
	6.375% 7/15/22	225,000
108,000	Hilton Domestic Operating Co., Inc.,
	144a, 4.250% 9/1/24	110,161
100,000	JC Penney Corp., Inc., 144a,
	5.875% 7/1/23	104,125
575,000	L Brands, Inc. 6.875% 11/1/35	626,751
84,000	Landry's, Inc., 144a, 6.750% 10/15/24	85,470
80,000	MGM Growth Properties Operating
	Partnership LP / MGP Escrow
	Co.-Issuer, Inc. REIT, 144a,
	5.625% 5/1/24	86,776
250,000	MGM Resorts International
	6.625% 12/15/21	281,250
306,000	Mohegan Tribal Gaming Authority,
	144a, 7.875% 10/15/24	305,235
140,000	Pinnacle Entertainment, Inc., 144a,
	5.625% 5/1/24	140,700
317,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu 5.750% 10/15/20	326,906
25,000	Rivers Pittsburgh Borrower LP / Rivers
	Pittsburgh Finance Corp., 144a,
	6.125% 8/15/21	25,812
555,000	Sabre GLBL, Inc., 144a,
	5.250% 11/15/23(B)	564,712
125,000	Sally Holdings LLC / Sally Capital, Inc.
	5.625% 12/1/25	134,531
600,000	Seminole Hard Rock Entertainment,
	Inc. / Seminole Hard Rock
	International LLC, 144a,
	5.875% 5/15/21	606,000
800,000	SFR Group SA (France), 144a,
	6.250% 5/15/24	794,762
300,000	Sinclair Television Group, Inc., 144a,
	5.625% 8/1/24	306,750
125,000	Sinclair Television Group, Inc., 144a,
	5.875% 3/15/26	130,000
325,000	Sirius XM Radio, Inc., 144a,
	4.625% 5/15/23	325,000
300,000	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.250% 1/15/26	304,500
45,000	WMG Acquisition Corp., 144a,
	5.000% 8/1/23	45,675
250,000	Ziggo Bond Finance BV (Netherlands),
	144a, 5.875% 1/15/25	250,000
		9,431,321

	Energy — 11.8%
185,000	California Resources Corp., 144a,
	8.000% 12/15/22	123,025
165,000	Chesapeake Energy Corp., 144a,
	8.000% 12/15/22	167,269
198,000	Continental Resources, Inc.
	4.500% 4/15/23	190,080
110,000	Continental Resources, Inc.
	5.000% 9/15/22	109,725
250,000	Energy Transfer Equity LP
	5.500% 6/1/27	248,750
260,000	Extraction Oil & Gas Holdings LLC /
	Extraction Finance Corp., 144a,
	7.875% 7/15/21	270,400
500,000	Genesis Energy LP / Genesis Energy
	Finance Corp. 6.000% 5/15/23	496,250
250,000	Gibson Energy, Inc. (Canada), 144a,
	6.750% 7/15/21	255,625
400,000	Halcon Resources Corp., 144a,
	8.625% 2/1/20	402,000
150,000	MEG Energy Corp. (Canada), 144a,
	7.000% 3/31/24	118,500
400,000	Midstates Petroleum Co., Inc. /
	Midstates Petroleum Co. LLC
	10.000% 6/1/20(C)	268,000
500,000	MPLX LP, 144a, 4.875% 6/1/25	516,641
250,000	Murphy Oil Corp. 6.875% 8/15/24	258,426
100,000	New Gold, Inc. (Canada), 144a,
	6.250% 11/15/22	102,250
200,000	Newfield Exploration Co.
	5.375% 1/1/26	200,500
500,000	Parsley Energy LLC / Parsley Finance
	Corp., 144a, 6.250% 6/1/24	516,250
500,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.
	5.000% 10/1/22	527,724

1

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 70.7% (Continued)

	Energy — (Continued)
$100,000	Sabine Pass Liquefaction LLC
	5.625% 2/1/21	$105,625
500,000	Sabine Pass Liquefaction LLC
	5.625% 3/1/25	537,500
200,000	SM Energy Co. 6.750% 9/15/26	202,000
158,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.
	5.500% 8/15/22	150,495
300,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.
	5.250% 5/1/23	303,750
105,000	Western Refining, Inc. 6.250% 4/1/21	103,688
347,000	Whiting Petroleum Corp.
	6.250% 4/1/23	316,638
		6,491,111

	Telecommunication Services — 10.3%
500,000	Altice US Finance I Corp., 144a,
	5.375% 7/15/23	516,875
299,000	CenturyLink, Inc. 5.625% 4/1/25	286,292
151,000	CommScope, Inc., 144a,
	5.500% 6/15/24	158,550
100,000	CSC Holdings LLC, 144a,
	6.625% 10/15/25	108,500
300,000	Digicel Group Ltd. (Bermuda), 144a,
	8.250% 9/30/20	260,625
500,000	Digicel Ltd. (Bermuda), 144a,
	6.000% 4/15/21	441,700
210,000	Frontier Communications Corp.
	11.000% 9/15/25	219,188
116,000	Gray Television, Inc., 144a,
	5.125% 10/15/24	113,825
80,000	Hughes Satellite Systems Corp., 144a,
	5.250% 8/1/26	79,000
642,000	Inmarsat Finance PLC (United
	Kingdom), 144a, 4.875% 5/15/22	609,900
50,000	Intelsat Jackson Holdings SA
	(Luxembourg) 5.500% 8/1/23	34,625
120,000	Intelsat Jackson Holdings SA
	(Luxembourg), 144a,
	8.000% 2/15/24	120,300
145,000	Lee Enterprises, Inc., 144a,
	9.500% 3/15/22	149,712
500,000	Level 3 Financing, Inc. 5.375% 1/15/24	520,938
300,000	Level 3 Financing, Inc. 5.375% 5/1/25	312,750
335,000	NeuStar, Inc. 4.500% 1/15/23	299,825
300,000	Sprint Corp. 7.625% 2/15/25	297,000
500,000	T-Mobile USA, Inc. 6.375% 3/1/25	543,750
88,000	Townsquare Media, Inc., 144a,
	6.500% 4/1/23	89,320
300,000	Univision Communications, Inc., 144a,
	5.125% 2/15/25	301,875
95,000	Videotron Ltd., (Canada), 144a,
	5.375% 6/15/24	98,800
110,000	West Corp., 144a, 5.375% 7/15/22	107,800
		5,671,150

	Health Care — 8.6%
441,000	Acadia Healthcare Co., Inc.
	5.625% 2/15/23	447,615
130,000	Centene Corp. 5.625% 2/15/21	137,800
130,000	Centene Corp. 6.125% 2/15/24	141,050
100,000	DaVita, Inc. 5.000% 5/1/25	100,375
800,000	DaVita, Inc. 5.125% 7/15/24(B)	816,000
66,000	DJO Finco, Inc. / DJO Finance LLC /
	DJO Finance Corp., 144a,
	8.125% 6/15/21	61,215
600,000	Grifols Worldwide Operations Ltd.
	(Ireland) 5.250% 4/1/22	621,000
114,000	HCA, Inc. 5.375% 2/1/25	117,705
100,000	HCA, Inc. 7.690% 6/15/25	112,391
620,000	HealthSouth Corp. 5.750% 9/15/25	646,350
150,000	IASIS Healthcare LLC / IASIS Capital
	Corp. 8.375% 5/15/19	135,750
300,000	Kinetic Concepts, Inc. / KCI USA Inc.,
	144a, 7.875% 2/15/21	324,750
220,000	Kinetic Concepts, Inc. / KCI USA Inc.,
	144a, 9.625% 10/1/21	220,000
250,000	Mallinckrodt International Finance SA
	(Luxembourg) 4.750% 4/15/23	225,000
100,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500% 4/15/25	95,000
300,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.625% 10/15/23	287,250
255,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.125% 4/15/25	219,619
		4,708,870

	Industrials — 6.1%
500,000	Air Medical Merger Sub Corp., 144a,
	6.375% 5/15/23	483,750
375,000	Allegion PLC (Ireland) 5.875% 9/15/23	404,062
500,000	BMC East LLC, 144a, 5.500% 10/1/24	500,000
60,000	Bombardier, Inc. (Canada), 144a,
	6.000% 10/15/22	54,300
55,000	Builders FirstSource, Inc., 144a,
	5.625% 9/1/24	56,375
10,000	Cortes NP Acquisition Corp., 144a,
	9.250% 10/15/24	10,000
500,000	DigitalGlobe, Inc., 144a, 5.250% 2/1/21	496,250
270,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 5.000% 4/15/22	278,775
62,000	Novelis Corp., 144a, 5.875% 9/30/26	63,472
613,000	Oshkosh Corp. 5.375% 3/1/25	641,351
375,000	United Rentals North America, Inc.
	5.875% 9/15/26	386,250
		3,374,585

2

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 70.7% (Continued)

	Information Technology — 6.1%
$100,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	5.875% 6/15/21	$106,247
100,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	6.020% 6/15/26	109,630
100,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	7.125% 6/15/24	109,985
10,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	8.100% 7/15/36	11,755
600,000	First Data Corp., 144a, 5.000% 1/15/24	609,000
430,000	MSCI, Inc., 144a, 5.750% 8/15/25(B)	459,025
500,000	NCR Corp. 5.000% 7/15/22	511,250
109,000	NXP BV / NXP Funding LLC
	(Netherlands), 144a, 4.625% 6/1/23	119,219
180,000	Open Text Corp. (Canada), 144a,
	5.875% 6/1/26	188,325
634,000	Sensata Technologies BV
	(Netherlands), 144a,
	5.000% 10/1/25	648,265
423,000	VeriSign, Inc. 4.625% 5/1/23	428,816
66,000	Western Digital Corp., 144a,
	7.375% 4/1/23	72,600
		3,374,117

	Materials — 4.3%
38,000	Alcoa Nederland Holding BV
	(Netherlands), 144a,
	7.000% 9/30/26	39,282
350,000	Ardagh Packaging Finance PLC /
	Ardagh Holdings USA, Inc. (Ireland),
	144a, 7.250% 5/15/24	372,750
60,000	Constellium NV (Netherlands), 144a,
	5.750% 5/15/24	55,500
300,000	Constellium NV (Netherlands), 144a,
	7.875% 4/1/21	320,250
148,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.000% 2/15/21	132,460
69,000	Freeport-McMoRan, Inc.
	3.875% 3/15/23	61,922
110,000	Freeport-McMoRan, Inc.
	5.400% 11/14/34	91,300
300,000	Hecla Mining Co. 6.875% 5/1/21	301,125
500,000	Owens-Brockway Glass Container, Inc.,
	144a, 5.875% 8/15/23	537,500
400,000	Scotts Miracle-Gro Co. (The), 144a,
	6.000% 10/15/23	426,000
23,000	Teck Resources Ltd. (Canada), 144a,
	8.000% 6/1/21	25,012
23,000	Teck Resources Ltd. (Canada), 144a,
	8.500% 6/1/24	26,335
		2,389,436

	Financials — 3.8%
750,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125% 11/15/22	733,125
300,000	Equinix, Inc. REIT 5.375% 4/1/23	314,625
255,000	GEO Group, Inc. (The) REIT
	6.000% 4/15/26	216,750
300,000	HUB International Ltd., 144a,
	7.875% 10/1/21	306,000
200,000	HUB International Ltd., 144a,
	9.250% 2/15/21	208,100
300,000	Icahn Enterprises LP / Icahn
	Enterprises Finance Corp.
	6.000% 8/1/20	301,500
		2,080,100

	Consumer Staples — 1.9%
165,000	Albertsons Cos. LLC / Safeway, Inc. /
	New Albertson's, Inc. / Albertson's
	LLC, 144a, 5.750% 3/15/25	164,588
85,000	Albertsons Cos. LLC / Safeway, Inc. /
	New Albertson's, Inc. / Albertson's
	LLC, 144a, 6.625% 6/15/24	88,400
200,000	Aramark Services, Inc. 5.125% 1/15/24	208,000
11,000	Ceridian HCM Holding, Inc., 144a,
	11.000% 3/15/21	11,632
100,000	KFC Holding Co. / Pizza Hut Holdings
	LLC / Taco Bell of America LLC,
	144a, 5.000% 6/1/24	104,500
100,000	KFC Holding Co. / Pizza Hut Holdings
	LLC / Taco Bell of America LLC,
	144a, 5.250% 6/1/26	105,750
40,000	LSC Communications, Inc., 144a,
	8.750% 10/15/23	39,900
300,000	Rite Aid Corp., 144a, 6.125% 4/1/23	323,751
		1,046,521

	Utilities — 0.7%
100,000	Calpine Corp., 144a, 5.250% 6/1/26	101,250
300,000	Talen Energy Supply LLC, 144a,
	4.625% 7/15/19	282,000
		383,250
	Total Corporate Bonds	$38,950,461

3

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Bank Loans(D)(E) — 20.9%

	Industrials — 4.8%
$304,891	Air Medical Group Holdings, Inc.,
	Initial Term Loan, 4.250%, 4/28/22	$301,747
297,750	Beacon Roofing Supply, Inc., Initial
	Term Loan, 3.500%, 10/1/22	298,271
593,985	Headwaters, Inc., Term B-1 Loan,
	4.000%, 3/24/22	596,705
108,860	Engility Corp., Term B-2 Loan, 5.750%,
	8/14/23	109,847
296,977	Jeld-Wen, Inc., Initial Loan, 5.250%,
	10/15/21	298,554
297,000	Jeld-Wen, Inc. (Onex BP Finance LP),
	Term B-1 Loan, 4.750%, 7/1/22	298,610
148,561	Syncreon Global Finance (US), Inc.
	(Syncreon Group BV), Term Loan,
	5.250%, 10/28/20	132,714
204,801	Syniverse Holdings, Inc., Initial Term
	Loan, 4.000%, 4/23/19(F)	180,635
297,750	VWR Funding, Inc., Tranche B Term
	Loan (EUR), 4.000%, 1/15/22	336,821
84,788	Zekelman Industries, Inc., Term Loan,
	6.000%, 6/14/21	85,477
		2,639,381

	Health Care — 4.2%
468,418	American Renal Holdings, Inc., Term B
	Loan (First Lien), 4.750%, 8/20/19	467,542
44,185	BPA Laboratories, Inc., Term Loan 2L,(F)	30,930
591,530	Envision Healthcare Corp., Tranche B-2
	Term Loan, 4.500%, 10/28/22	593,855
250,108	Multiplan, Inc., Initial Term Loan,
	5.000%, 6/7/23	253,116
992,500	US Renal Care, Inc., Term Loan B,
	5.250%, 12/30/22	950,815
		2,296,258

	Consumer Discretionary — 3.5%
79,786	Academy Ltd., Initial Term Loan,
	5.000%, 7/1/22(F)	77,871
52,629	ClubCorp Club Operations, Inc., Term
	B Loan, 4.250%, 12/15/22	52,826
350,000	Cumulus Media Holdings, Inc., Term
	Loan, 4.250%, 12/23/20	242,813
236,662	Life Time Fitness, Inc., Closing Date
	Term Loan, 4.250%, 6/10/22	236,705
586,484	Mohegan Tribal Gaming Authority,
	Term B Loan, 5.500%, 6/15/18	585,897
597,301	Townsquare Media, Inc., Initial Term
	Loan, 4.250%, 4/1/22	598,048
172,636	York Risk Services Holding Corp.
	(Onex York Finance LP), Term Loan,
	4.750%, 10/1/21	157,747
		1,951,907

	Energy — 2.3%
18,568	Alinta Energy Finance Pty. Ltd.,
	Delayed Draw Term Loan, 6.375%,
	8/13/18	18,522
278,877	Alinta Energy Finance Pty. Ltd., Term B
	Loan, 6.375%, 8/13/19	278,180
100,000	California Resources Corp., Loan,
	11.375%, 12/31/21	104,938
125,000	Chesapeake Energy Corp., Class A
	Loan, 8.500%, 8/23/21	131,132
39,548	Emerald 2 Ltd., Term Loan B-1,
	5/14/21 (F)	36,532
28,053	Energy & Exploration Partners LLC,
	Term Loan A, 13.000%, 11/10/21	26,370
15,640	Energy & Exploration Partners LLC.,
	Term Loan 2nd Lien, 5.000%,
	5/13/22	7,038
99,479	MEG Energy Corp., Incremental Term
	Loan (Canada), 3.750%, 3/31/20	92,598
119,870	Murray Energy Corp., Term B-2 Loan,
	7.500%, 4/16/20(F)	101,553
217,749	Seadrill Operating LP (Seadrill Partners
	Finco LLC), Initial Term Loan
	(Marshall Islands), 4.000%, 2/21/21	107,967
70,448	Texas Competitive Electric Holdings
	Co. LLC (TXU), Term C Loan, 5.000%,
	8/4/23	70,951
308,888	TXU, Term Loan, 5.000%, 8/4/23	311,094
		1,286,875

	Telecommunication Services — 1.8%
296,992	Acosta, Inc., Tranche B-1 Loan, 4.250%,
	9/26/21	282,143
60,000	Affinion Group Inc., Initial Second Lien
	Term Loan, 8.500%, 10/31/18	52,749
246,776	Affinion Group, Inc., Tranche B Term
	Loan, 6.750%, 4/30/18	239,249
169,425	Endurance Business Media, Inc., Term
	Loan, 6.480%, 11/9/19	164,131
250,000	Intelsat Jackson Holdings SA., Tranche
	B-2 Term Loan, 3.750%, 6/30/19	237,443
		975,715

	Financials — 1.6%
450,000	Asurion LLC, Term Loan (Second Lien),
	8.500%, 3/3/21	446,999
150,000	Diebold, Inc., Dollar Term B Loan,
	5.250%, 11/6/23	151,375
72,717	Gulf Finance LLC, Tranche B Term
	Loan, 6.250%, 8/25/23	70,581
200,000	Lonestar Intermediate Super Holdings
	LLC., Term Loan, 10.000%, 8/31/21	198,250
		867,205

	Information Technology — 1.4%
80,000	Avast Software BV, Initial Dollar Term
	Loan, 9/30/22(F)	80,350

4

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Bank Loans(D)(E) — 20.9% (Continued)

	Information Technology — (Continued)
$267,435	Evergreen (Skillsoft Corp.), Initial Term
	Loan (First Lien) (Luxemburg),
	5.750%, 4/28/21	$236,514
86,538	MKS Instruments, Inc., Tranche B-1
	Term Loan, 4.250%, 5/1/23	87,475
285,600	ON Semiconductor Corp., Closing
	Date Term Loan, 5.250%, 3/31/23	286,774
29,850	Veritas US, Inc., Initial Dollar Term B-1
	Loan, 6.625%, 1/27/23	27,805
59,850	Western Digital Corp., US Term B Loan,
	4.500%, 4/29/23	60,411
		779,329

	Consumer Staples — 0.8%
76,190	Albertson's LLC, Term B-6 Loan,
	4.750%, 6/22/23	76,918
39,260	B&G Foods, Inc., Tranche B Term Loan,
	3.839%, 11/2/22	39,489
324,188	NBTY, Inc., Dollar Term B Loan, 5.000%,
	5/5/23	325,445
		441,852

	Materials — 0.5%
200,000	Kraton Polymers LLC, Initial Term Loan
	6.000%, 1/6/22	201,500
75,969	PQ Corp., Tranche B-1 Term Loan,
	5.750%, 11/4/22	76,491
		277,991
	Total Bank Loans	$11,516,513

	Asset-Backed Securities — 4.1%
300,000	Bowman Park CLO Ltd., Ser 2014-1A,
	Class D1, 144a, 4.517%, 11/23/25(G)	292,064
500,000	Clear Creek CLO Ltd., Ser 2015-1A,
	Class D, 144a, 4.596%, 4/20/27(G)	490,102
250,000	Denali Capital CLO XII Ltd., Ser
	2016-1A, Class E, 144a,
	8.379%, 4/15/28(G)	251,072
300,000	Madison Park Funding XII Ltd., Ser
	2014-12A, Class SUB, 144a,
	0.000%, 7/20/26	222,417
500,000	OZLM XIV Ltd., Ser 2015-14A, Class D,
	144a, 7.030%, 1/15/29(G)	467,128
300,000	Symphony CLO XVI Ltd., Ser 2015-16A,
	Class D, 144a, 4.330%, 7/15/28(G)	293,945
250,000	TICP CLO I Ltd., Ser 2015-1A, Class D,
	144a, 4.246%, 7/20/27(G)	233,532
	Total Asset-Backed Securities	$2,250,260

		Market
Shares		Value

	Common Stocks — 0.3%

	Energy — 0.3%
40	Energy & Exploration Partners, LLC	$22,200
7,271	Trident, Class A Templar Restructure	49,080
10,607	Trident, Templar Restructure	98,110
	Total Common Stocks	$169,390

Number
of
Contracts

Purchased Call Options — 0.0%
VIX, Strike @ $25.00, Exp 10/16(B)	85	$1,785

Shares

	Investment Funds — 2.1%
6,000	DoubleLine Income Solutions Fund,
	Common Shares±	114,900
1,073,032	Dreyfus Government Cash
	Management, Institutional
	Shares, 0.30%∞Ω	1,073,032
	Total Investment Funds	$1,187,932

Total Long Positions —98.1%
(Cost $52,316,870)		$54,076,341

Principal
Amount(A)

	Securities Sold Short — (3.7%)

	Corporate Bonds — (3.1%)

	Consumer Discretionary — (2.2%)
$(200,000)	Acosta, Inc. 7.750%, 6/4/16, 144a	(164,500)
(500,000)	Gap, Inc. (The), 5.950%, 6/4/16	(533,292)
(500,000)	Levi Strauss & Co. 5/1/2025	(521,250)
		(1,219,042)

	Consumer Staples — (0.9%)
(500,000)	Energizer Holdings, Inc. 6/15/2025,
	144a	(515,000)
	Total Corporate Bonds	$(1,734,042)

5

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

		Market
Shares		Value

	Common Stocks — (0.6%)

	Consumer Discretionary — (0.5%)
(2,600)	Ralph Lauren Corp.	$(262,964)

	Consumer Staples — (0.1%)
(1,700)	Whole Foods Market, Inc.	(48,195)
	Total Common Stocks	$(311,159)

Total Securities Sold Short
(Proceeds $2,025,154)		$(2,045,201)

Total —94.4%		$52,031,140

Other Assets in Excess of Liabilities — 5.6%		3,080,095

Net Assets — 100.0%		$55,111,235

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	All or a portion of these securities are held as collateral for securities sold short. The total value of the securities held as collateral as of September 30, 2016 was $2,170,910.

(C)	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2016 was $268,000 or 0.5% of net assets.

(D)	Bank loans pay interest at rates which adjust periodically. The interest rates shown are the current interest rates as of September 30, 2016.

(E)	See Notes to Portfolios of Investments for additional information on unfunded loan commitments.

(F)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(G)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2016.

±	Closed-End Fund.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

CLO - Collateral Loan Obligations

EUR - Euro

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

USD - United States Dollars

144A - This is a restricted security that was sold in a transaction exempt from rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities were valued at $ 23,507,358 or 42.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

6

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$38,950,461	$—	$38,950,461
Bank Loans	—	11,516,513	—	11,516,513
Asset-Backed Securities	—	2,250,260	—	2,250,260
Common Stocks	—	147,190	22,200	169,390
Purchased Call Options Equity Contracts	1,785	—	—	1,785
Investment Funds	1,187,932	—	—	1,187,932
Total Assets	$1,189,717	$52,864,424	$22,200	$54,076,341

Liabilities
Securities Sold Short
Corporate Bonds	$—	$(1,734,042)	$—	$(1,734,042)
Common Stocks	(311,159)	—	—	(311,159)
Other Financial Instruments*
Unfunded Loan Commitments	—	(647)	—	(647)
Forward Foreign Currency Contract		(389)		(389)
Total Liabilities	$(311,159)	$(1,735,078)	$—	$(2,046,237)
Total	$878,558	$51,129,346	$22,200	$52,030,104

* Other Financial Instruments include derivative instruments and unfunded loan commitments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on forward foreign currency contracts and unfunded loan commitments.

Measurements Using Unobservable Inputs (Level 3)

	Bank	Common
Assets	Loans	Stock

Beginning balance, June 30, 2016	$15,640	$22,200
Transfer out of Level 3	(15,640)	—
Ending balance, September 30, 2016	$—	$22,200
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities Still Held at September 30, 2016	$—	$—

7

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Forward Foreign Currency Contracts

		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		Depreciation

Bank of America	10/27/2016	USD	334,803	EUR	298,000	$(389)

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone Global Growth Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.4%

United States — 47.1%

Consumer Discretionary — 10.7%
Dollar General Corp.	2,260	$158,177
Newell Brands Inc.	4,420	232,757
Priceline Group, Inc. (The)*	258	379,644
Sirius XM Holdings, Inc.*	81,850	341,314
Starbucks Corp.	3,145	170,270

Consumer Staples — 3.6%
Monster Beverage Corp.*	2,965	435,292

Financials — 3.9%
Charles Schwab Corp. (The)	7,890	249,087
Invesco Ltd.	6,995	218,734

Health Care — 6.0%
Alexion Pharmaceuticals, Inc.*	1,565	191,775
Celgene Corp.*	3,170	331,360
Zoetis, Inc.	3,740	194,517

Information Technology — 22.9%
Adobe Systems, Inc.*	3,710	402,683
Alphabet, Inc. - Class A*	901	724,459
Electronic Arts, Inc.*	5,360	457,744
Facebook, Inc. - Class A*	5,865	752,304
Visa, Inc. - Class A	4,825	399,028
Total United States		5,639,145

China — 17.6%

Consumer Discretionary — 3.7%
ANTA Sports Products Ltd.	99,000	270,692
Vipshop Holdings Ltd. ADR*	11,355	166,578

Information Technology — 13.9%
Alibaba Group Holding Ltd. ADR*	7,985	844,733
NetEase, Inc. ADR	170	40,933
Tencent Holdings Ltd.	28,225	784,712
Total China		2,107,648

Ireland — 8.9%

Health Care — 8.9%
Allergan PLC*	1,880	432,983
Shire PLC	9,770	631,756
Total Ireland		1,064,739

India — 4.6%

Financials — 4.6%
HDFC Bank Ltd. ADR	7,625	548,161

Belgium — 3.2%

Health Care — 3.2%
UCB SA	4,945	382,773

France — 2.9%

Information Technology — 2.9%
Capgemini SA	3,560	349,037

Morocco — 2.7%

Consumer Discretionary — 2.7%
Wynn Macau Ltd.	193,600	323,159

Thailand — 2.6%

Consumer Staples — 2.6%
CP ALL PCL	175,600	312,339

Netherlands — 2.5%

Information Technology — 2.5%
NXP Semiconductors N.V.*	2,985	304,500

Liberia — 2.5%

Consumer Discretionary — 2.5%
Royal Caribbean Cruises Ltd.	3,940	295,303

Switzerland — 1.8%

Financials — 1.8%
Julius Baer Group Ltd.	5,340	217,669

Japan — 1.6%

Consumer Staples — 1.6%
Seven & i Holdings Co. Ltd.	4,100	193,829

United Kingdom — 1.4%

Industrials — 1.4%
Nielsen Holdings PLC	3,180	170,353
Total Common Stocks		$11,908,655

Investment Fund — 1.0%
Dreyfus Government Cash
Management, Institutional Shares,
0.30%∞Ω	115,312	$115,312

Total Investment Securities —100.4%
(Cost $10,694,844)		$12,023,967

Liabilities in Excess of Other Assets — (0.4%)		(45,276)

Net Assets — 100.0%		$11,978,691

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

9

Touchstone Global Growth Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL- Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total

Common Stocks
United States	$5,639,145	$—	$—	$5,639,145
China	1,052,244	1,055,404	—	2,107,648
Ireland	432,983	631,756	—	1,064,739
India	548,161	—	—	548,161
Belgium	—	382,773	—	382,773
France	—	349,037	—	349,037
Morocco	—	323,159	—	323,159
Thailand	—	312,339	—	312,339
Netherlands	304,500	—	—	304,500
Liberia	295,303	—	—	295,303
Switzerland	—	217,669	—	217,669
Japan	—	193,829	—	193,829
United Kingdom	170,353	—	—	170,353
Investment Fund	115,312	—	—	115,312
Total	$8,558,001	$3,465,966	$—	$12,023,967

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments

Touchstone International Small Cap Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.8%

Japan — 23.6%

Consumer Discretionary — 1.5%
Adastria Co. Ltd.	130,100	$2,989,031
Nishimatsuya Chain Co. Ltd.	185,500	2,819,583

Consumer Staples — 7.1%
Coca-Cola West Co. Ltd.†	161,600	4,522,872
Ezaki Glico Co. Ltd.	81,000	4,919,680
Lion Corp.	279,000	4,520,554
Morinaga & Co. Ltd.†	131,200	6,326,273
NH Foods Ltd.	139,000	3,357,880
Pola Orbis Holdings, Inc.	48,800	4,368,424

Financials — 1.6%
Zenkoku Hosho Co. Ltd.	152,600	6,330,891

Industrials — 1.9%
Nissha Printing Co. Ltd.†	146,400	3,617,920
Temp Holdings Co. Ltd.	215,600	3,786,593

Information Technology — 4.4%
Azbil Corp.	147,600	4,460,585
Maruwa Co. Ltd.	97,500	3,684,851
SCREEN Holdings Co. Ltd.	57,400	3,700,437
Square Enix Holdings Co. Ltd.	157,500	5,431,085

Materials — 3.3%
Hitachi Chemical Co. Ltd.	220,400	5,064,112
Maruichi Steel Tube Ltd.	105,300	3,641,089
Sumitomo Osaka Cement Co. Ltd.	911,000	4,229,044

Real Estate — 3.8%
Leopalace21 Corp.	807,300	5,335,246
Nomura Real Estate Master Fund, Inc. REIT	2,876	4,796,766
Open House Co. Ltd.	215,200	4,618,667
Total Japan		92,521,583

United Kingdom — 13.5%

Consumer Discretionary — 1.7%
Greene King PLC	290,660	2,914,012
JD Sports Fashion PLC	35,517	679,939
SSP Group PLC	761,829	3,158,818

Consumer Staples — 1.9%
Greggs PLC	237,237	3,117,381
McBride PLC	1,791,773	4,354,489

Energy — 0.8%
Pantheon Resources PLC*†	2,455,723	3,246,628

Financials — 2.4%
Ashmore Group PLC	579,534	2,652,406
Beazley PLC	584,461	2,927,531
Jupiter Fund Management PLC	696,721	3,841,206

Health Care — 2.1%
Dechra Pharmaceuticals PLC	194,174	3,505,864
Genus PLC	180,242	4,550,906

Industrials — 1.0%
Berendsen PLC	232,841	3,743,372

Information Technology — 2.0%
Just Eat PLC*	593,378	4,114,094
Micro Focus International PLC	133,962	3,813,124

Materials — 1.6%
Marshalls PLC	675,278	2,496,233
RPC Group PLC	313,188	3,891,920
Total United Kingdom		53,007,923

France — 8.0%

Consumer Discretionary — 1.5%
IPSOS	178,203	5,821,044

Health Care — 1.5%
Ipsen SA	82,865	5,821,735

Industrials — 1.4%
Tarkett SA	140,091	5,665,253

Information Technology — 2.5%
Alten SA	70,757	4,947,165
Worldline SA, 144a*	157,233	4,758,387

Utilities — 1.1%
Rubis SCA	47,553	4,361,520
Total France		31,375,104

Canada — 7.4%

Energy — 3.1%
Raging River Exploration, Inc.*	710,734	5,829,109
Whitecap Resources, Inc.†	750,666	6,271,046

Industrials — 2.3%
Aecon Group, Inc.	316,824	4,375,815
Boyd Group Income Fund†	74,767	4,665,707

Materials — 0.9%
Intertape Polymer Group, Inc.	199,039	3,434,767

Utilities — 1.1%
Superior Plus Corp.†	488,306	4,391,944
Total Canada		28,968,388

Sweden — 5.5%

Consumer Discretionary — 1.3%
Bilia AB	213,146	5,254,992

Information Technology — 0.8%
NetEnt AB	342,834	3,139,727

11

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 95.8% (Continued)

Sweden — (Continued)

Materials — 1.3%
Granges AB	496,804	$5,068,042

Real Estate — 2.1%
Fastighets AB Balder, Class B*	142,642	3,792,195
Hemfosa Fastigheter AB	415,095	4,501,074
Total Sweden		21,756,030

Italy — 4.9%

Health Care — 3.8%
Amplifon SpA	323,984	3,326,557
DiaSorin SpA	80,085	5,145,939
Recordati SpA	199,677	6,417,599

Industrials — 1.1%
Interpump Group SpA	255,604	4,355,844
Total Italy		19,245,939

Australia — 3.7%

Consumer Discretionary — 1.0%
Star Entertainment Grp Ltd (The)	817,371	3,790,990

Financials — 0.9%
Magellan Financial Group Ltd.	221,420	3,699,093

Information Technology — 1.0%
Link Administration Holdings Ltd.	634,145	4,021,917

Real Estate — 0.8%
Aveo Group	1,160,030	3,079,870
Total Australia		14,591,870

Germany — 3.4%

Consumer Discretionary — 0.9%
Grammer AG	58,983	3,578,396

Financials — 1.1%
AURELIUS Equity Opportunities SE & Co. KGaA	67,793	4,283,993

Industrials — 1.4%
KION Group AG	84,390	5,467,956
Total Germany		13,330,345

Ireland — 3.2%

Consumer Discretionary — 0.7%
Cairn Homes PLC*	2,330,003	2,813,730

Health Care — 1.3%
UDG Healthcare PLC	590,372	4,904,974

Industrials — 1.2%
Kingspan Group PLC	180,830	4,871,212
Total Ireland		12,589,916

South Korea — 2.5%

Financials — 0.9%
KIWOOM Securities Co. Ltd.	50,077	3,273,067

Health Care — 1.6%
Hugel, Inc.*†	16,412	6,370,479
Total South Korea		9,643,546

Luxembourg — 2.4%

Industrials — 1.2%
Stabilus SA*	84,159	4,736,480

Real Estate — 1.2%
Grand City Properties SA	232,402	4,550,275
Total Luxembourg		9,286,755

Switzerland — 2.2%

Financials — 2.2%
Cembra Money Bank AG	109,146	8,562,123

Denmark — 1.9%

Industrials — 0.9%
Dfds A/S	73,162	3,707,181

Information Technology — 1.0%
SimCorp A/S	66,846	3,878,474
Total Denmark		7,585,655

Netherlands — 1.6%

Consumer Staples — 0.6%
Lucas Bols NV, 144a†	117,807	2,117,427

Financials — 1.0%
Delta Lloyd NV	877,968	4,026,910
Total Netherlands		6,144,337

Isle of Man — 1.4%

Information Technology — 1.4%
Paysafe Group PLC*	928,986	5,366,640

Bermuda — 1.3%

Information Technology — 1.3%
Travelport Worldwide Ltd.	352,785	5,302,359

Norway — 1.3%

Consumer Staples — 1.3%
Salmar ASA	170,734	5,219,720

China — 1.3%

Consumer Discretionary — 0.4%
Xtep International Holdings Ltd.	3,128,500	1,465,963

12

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 95.8% (Continued)

China — (Continued)

Health Care — 0.9%
China Medical System Holdings Ltd.	2,191,000	$3,704,087
Total China		5,170,050

Singapore — 1.3%

Industrials — 1.3%
SATS Ltd.	1,411,800	5,155,653

Finland — 1.2%

Industrials — 1.2%
Cramo OYJ	178,258	4,590,111

Faroe Islands — 1.0%

Consumer Staples — 1.0%
Bakkafrost P/F	91,491	3,827,478

Taiwan — 0.9%

Information Technology — 0.9%
Sinbon Electronics Co. Ltd.	1,569,690	3,625,114

Jersey — 0.9%

Industrials — 0.9%
Regus PLC	1,066,542	3,606,513

Thailand — 0.8%

Consumer Discretionary — 0.8%
Major Cineplex Group PCL	3,517,300	3,132,022

Austria — 0.4%

Industrials — 0.4%
Flughafen Wien AG	59,027	1,458,783

Cayman Islands — 0.2%

Consumer Discretionary — 0.2%
Fu Shou Yuan International Group Ltd.	1,550,122	896,599
Total Common Stocks		$375,960,556

Exchange Traded Fund — 0.3%

United States — 0.3%
iShares MSCI EAFE Small - Cap ETF†	20,600	1,079,646

Investment Funds — 9.2%
Dreyfus Government Cash Management, Institutional Shares, 0.30%∞Ω	18,479,141	$18,479,141
Invesco Government & Agency Portfolio, Institutional Class, 0.31%**∞Ω	17,695,405	17,695,405
Total Investment Funds		$36,174,546

Total Investment Securities —105.3%
(Cost $361,889,333)		$413,214,748

Liabilities in Excess of Other Assets — (5.3%)		(20,682,606)

Net Assets — 100.0%		$392,532,142

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2016 was $16,712,612.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

PCL - Public Company Limited

PLC - Public Limited Company

REIT- Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities were valued at $6,875,814 or 1.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

13

Touchstone International Small Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total

Common Stocks
Japan	$—	$92,521,583	$—	$92,521,583
United Kingdom	21,992,877	31,015,046	—	53,007,923
France	4,947,165	26,427,939	—	31,375,104
Canada	28,968,388	—	—	28,968,388
Sweden	—	21,756,030	—	21,756,030
Italy	5,145,939	14,100,000	—	19,245,939
Australia	—	14,591,870	—	14,591,870
Germany	—	13,330,345	—	13,330,345
Ireland	12,589,916	—	—	12,589,916
South Korea	—	9,643,546	—	9,643,546
Luxembourg	4,736,480	4,550,275	—	9,286,755
Switzerland	—	8,562,123	—	8,562,123
Denmark	—	7,585,655	—	7,585,655
Netherlands	2,117,427	4,026,910	—	6,144,337
Isle of Man	—	5,366,640	—	5,366,640
Bermuda	5,302,359	—	—	5,302,359
Norway	—	5,219,720	—	5,219,720
China	—	5,170,050	—	5,170,050
Singapore	5,155,653	—	—	5,155,653
Finland	—	4,590,111	—	4,590,111
Faroe Islands	—	3,827,478	—	3,827,478
Taiwan	—	3,625,114	—	3,625,114
Jersey	—	3,606,513	—	3,606,513
Thailand	—	3,132,022	—	3,132,022
Austria	1,458,783	—	—	1,458,783
Cayman Islands	—	896,599	—	896,599
Exchange Traded Fund	1,079,646	—	—	1,079,646
Investment Funds	36,174,546	—	—	36,174,546
Total	$129,669,179	$283,545,569	$—	$413,214,748

At September 30, 2016, equity securities valued at $15,898,704 and $11,969,566 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone Large Cap Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.0%

Consumer Discretionary — 22.9%
CarMax, Inc.*	244,017	$13,018,307
Carnival Corp. (Panama)	295,439	14,423,332
Dollar Tree, Inc.*	199,720	15,763,900
Lowe's Cos., Inc.	139,412	10,066,941
NIKE, Inc. - Class B	195,930	10,315,715
O'Reilly Automotive, Inc.*	39,530	11,072,748
		74,660,943

Financials — 22.5%
Alleghany Corp.*	22,118	11,612,392
Bank of America Corp.	247,544	3,874,064
Berkshire Hathaway, Inc. - Class B*	154,434	22,311,080
BlackRock, Inc.	34,822	12,621,582
Progressive Corp. (The)	364,500	11,481,750
Wells Fargo & Co.	254,244	11,257,924
		73,158,792

Industrials — 16.4%
Deere & Co.	109,738	9,366,138
FedEx Corp.	40,590	7,090,261
General Dynamics Corp.	106,577	16,536,487
General Electric Co.	314,100	9,303,642
Norfolk Southern Corp.	113,020	10,969,721
		53,266,249

Information Technology — 11.9%
Apple, Inc.	131,700	14,888,685
Cisco Systems, Inc.	290,437	9,212,662
Visa, Inc. - Class A	179,137	14,814,630
		38,915,977

Consumer Staples — 9.2%
Altria Group, Inc.	212,045	13,407,605
Coca-Cola Co. (The)	167,938	7,107,136
Edgewell Personal Care Co.*	119,822	9,528,245
		30,042,986

Health Care — 6.6%
Bristol-Myers Squibb Co.	148,869	8,027,016
Eli Lilly & Co.	166,226	13,341,299
		21,368,315

Materials — 5.0%
Mosaic Co. (The)	137,248	3,357,086
NewMarket Corp.	30,012	12,884,752
		16,241,838

Energy — 2.5%
Chevron Corp.	78,606	8,090,130

Telecommunication Services — 2.0%
Verizon Communications, Inc.	128,869	6,698,611
Total Common Stocks		$322,443,841

Investment Funds — 1.0%
Dreyfus Government Cash
Management, Institutional Shares,
0.30%∞Ω	3,060,749	3,060,749

Total Investment Securities —100.0%
(Cost $315,943,459)		$325,504,590

Other Assets in Excess of Liabilities — 0.0%		113,032

Net Assets — 100.0%		$325,617,622

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$322,443,841	$—	$—	$322,443,841
Investment Fund	3,060,749	—	—	3,060,749
Total	$325,504,590	$—	$—	$325,504,590

See accompanying Notes to Portfolios of Investments.

15

Portfolio of Investments

Touchstone Large Company Growth Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.3%

Information Technology — 46.4%
Adobe Systems, Inc.*	85,200	$9,247,608
Alibaba Group Holding Ltd. ADR*	111,950	11,843,190
Alphabet, Inc. - Class A*	15,900	12,784,554
Automatic Data Processing, Inc.	46,650	4,114,530
Electronic Arts, Inc.*	81,175	6,932,345
Facebook, Inc. - Class A*	101,125	12,971,304
FleetCor Technologies, Inc.*	28,975	5,033,827
NXP Semiconductors N.V. (Netherlands)*	57,775	5,893,628
Tencent Holdings Ltd. ADR	437,650	12,199,494
Visa, Inc. - Class A	104,400	8,633,880
		89,654,360

Health Care — 20.5%
Alexion Pharmaceuticals, Inc.*	40,750	4,993,505
Allergan PLC (Ireland)*	39,350	9,062,698
Celgene Corp.*	62,900	6,574,937
Regeneron Pharmaceuticals, Inc.*	8,375	3,366,918
Shire PLC ADR	42,350	8,209,971
Zoetis, Inc.	143,750	7,476,438
		39,684,467

Consumer Discretionary — 19.6%
Dollar General Corp.	41,400	2,897,586
Dollar Tree, Inc.*	50,525	3,987,938
Newell Brands, Inc.	97,150	5,115,919
Priceline Group, Inc. (The)*	5,700	8,387,493
Royal Caribbean Cruises Ltd. (Liberia)	81,175	6,084,066
Sirius XM Holdings, Inc.*	1,252,725	5,223,863
Starbucks Corp.	114,325	6,189,556
		37,886,421

Financials — 6.8%
Affiliated Managers Group, Inc.*	33,625	4,865,538
Charles Schwab Corp. (The)	127,800	4,034,646
Invesco Ltd.	136,950	4,282,426
		13,182,610

Consumer Staples — 4.0%
Monster Beverage Corp.*	52,800	7,751,568

Industrials — 2.0%
Nielsen Holdings PLC (United Kingdom)	71,300	3,819,541
Total Common Stocks		$191,978,967

Investment Funds — 0.7%
Dreyfus Government Cash Management, Institutional Shares, 0.30%∞Ω	1,258,735	1,258,735

Total Investment Securities —100.0%
(Cost $156,660,297)		$193,237,702

Other Assets in Excess of Liabilities — 0.0%		44,925

Net Assets — 100.0%		$193,282,627

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$191,978,967	$—	$—	$191,978,967
Investment Fund	1,258,735	—	—	1,258,735
Total	$193,237,702	$—	$—	$193,237,702

See accompanying Notes to Portfolios of Investments.

16

Portfolio of Investments

Touchstone Small Cap Value Opportunities Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.3%

Financials — 26.3%
Bancorp, Inc. (The)*	142,600	$915,492
Bofl Holding, Inc.*†	68,000	1,523,200
Boston Private Financial Holdings, Inc.	149,000	1,911,670
Columbia Banking System, Inc.	59,700	1,953,384
Cowen Group, Inc. - Class A*†	568,000	2,061,840
Customers Bancorp, Inc.*	78,120	1,965,499
Encore Capital Group, Inc.*†	34,600	777,808
Endurance Specialty Holdings Ltd. (Bermuda)	28,300	1,852,235
Federated National Holding Co.	75,800	1,416,702
First Busey Corp.	61,900	1,398,940
First Cash, Inc.	28,700	1,351,196
Green Dot Corp. - Class A*	93,900	2,165,334
Greenlight Capital Re Ltd. (Cayman Islands) - Class A*	87,500	1,788,500
Homestreet, Inc.*	31,300	784,378
Infinity Property & Casualty Corp.	18,700	1,545,181
Maiden Holdings Ltd. (Bermuda)	168,100	2,133,189
Nationstar Mortgage Holdings, Inc.*†	99,000	1,466,190
Newcastle Investment Corp. REIT	231,916	1,050,579
Popular, Inc. (Puerto Rico)	36,700	1,402,674
Radian Group, Inc.	152,300	2,063,665
South State Corp.	14,200	1,065,568
Stewart Information Services Corp.	41,700	1,853,565
Stifel Financial Corp.*	28,400	1,091,980
Texas Capital Bancshares, Inc.*	39,300	2,158,356
		37,697,125

Consumer Discretionary — 15.3%
AMC Entertainment Holdings, Inc. - Class A†	36,800	1,144,112
Barnes & Noble, Inc.	138,600	1,566,180
Bloomin' Brands, Inc.	97,700	1,684,349
EW Scripps Co. (The) - Class A*	85,600	1,361,040
Finish Line, Inc. (The) - Class A	49,700	1,147,076
Gentherm, Inc.*	40,300	1,266,226
Houghton Mifflin Harcourt Co.*	77,100	1,033,911
Jamba, Inc.*†	109,900	1,200,108
LifeLock, Inc.*†	91,700	1,551,564
M/I Homes, Inc.*	49,300	1,162,001
Motorcar Parts of America, Inc.*	53,100	1,528,218
New Media Investment Group, Inc.	89,787	1,391,698
SeaWorld Entertainment, Inc.†	112,100	1,511,108
Steven Madden Ltd.*	50,400	1,741,824
Vera Bradley, Inc.*	74,100	1,122,615
World Wrestling Entertainment, Inc. - Class A†	72,000	1,533,600
		21,945,630

Industrials — 11.8%
Aerojet Rocketdyne Holdings, Inc.*	62,300	1,095,234
Air Transport Services Group, Inc.*	100,500	1,442,175
Allegiant Travel Co.	13,500	1,782,945
Celadon Group, Inc.	163,700	1,430,738
Comfort Systems USA, Inc.	62,100	1,820,151
Covanta Holding Corp.	133,900	2,060,721
DigitalGlobe, Inc.*	80,100	2,202,750
Navigant Consulting, Inc.*	93,300	1,886,526
Steelcase, Inc. - Class A	137,300	1,907,097
Tutor Perini Corp.*	59,900	1,286,053
		16,914,390

Real Estate — 9.0%
Chatham Lodging Trust REIT	62,500	1,203,125
Columbia Property Trust, Inc. REIT	78,100	1,748,659
Equity Commonwealth REIT*	86,600	2,617,052
FelCor Lodging Trust, Inc. REIT	228,800	1,471,184
HFF, Inc. - Class A	48,400	1,340,196
New Senior Investment Group, Inc. REIT	177,716	2,050,843
Ramco-Gershenson Properties Trust REIT	73,600	1,379,264
Retail Opportunity Investments Corp. REIT	50,300	1,104,588
		12,914,911

Health Care — 7.4%
Air Methods Corp.*	41,300	1,300,537
AMN Healthcare Services, Inc.*	51,100	1,628,557
Anika Therapeutics, Inc.*	30,700	1,468,995
BioTelemetry, Inc.*	96,600	1,793,862
Cynosure, Inc. - Class A*	35,000	1,782,900
Lannett Co., Inc.*†	37,100	985,747
Molina Healthcare, Inc.*	29,100	1,697,112
		10,657,710

Information Technology — 6.5%
ChipMOS Technologies Bermuda Ltd. (Bermuda)	59,002	1,168,239
Methode Electronics, Inc.	77,400	2,706,678
ShoreTel, Inc.*	233,200	1,865,600
Synchronoss Technologies, Inc.*	43,000	1,770,740
TiVo Corp.*	44,116	859,380
VASCO Data Security International, Inc.*	56,400	993,204
		9,363,841

Utilities — 6.0%
NorthWestern Corp.	50,500	2,905,265
PNM Resources, Inc.	86,100	2,817,192
Portland General Electric Co.	68,500	2,917,415
		8,639,872

Energy — 5.2%
Aegean Marine Petroleum Network, Inc. (Marshall Islands)	171,000	1,710,000
Delek U.S. Holdings, Inc.	77,500	1,339,975
Helix Energy Solutions Group, Inc.*	174,400	1,417,872
Newpark Resources, Inc.*	146,500	1,078,240
PBF Energy, Inc.	42,200	955,408
Ring Energy, Inc.*	88,000	963,600
		7,465,095

Consumer Staples — 4.2%
Andersons, Inc. (The)	54,200	1,960,956
Casey's General Stores, Inc.	12,100	1,453,815

17

Touchstone Small Cap Value Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.3% (Continued)

Consumer Staples — (Continued)
MGP Ingredients, Inc.	20,800	$842,816
TreeHouse Foods, Inc.*	10,600	924,214
United Natural Foods, Inc.*	21,900	876,876
		6,058,677

Materials — 4.0%
Compass Minerals International, Inc.†	19,700	1,451,890
Ferro Corp.*	138,200	1,908,542
Ferroglobe PLC (United kingdom)	173,700	1,568,511
Resolute Forest Products, Inc.*	162,600	769,098
		5,698,041

Telecommunication Services — 2.6%
FairPoint Communications, Inc.*†	88,500	1,330,155
Vonage Holdings Corp.*	372,900	2,464,869
		3,795,024
Total Common Stocks		$141,150,316

Investment Funds — 9.3%
Dreyfus Government Cash Management, Institutional Shares, 0.30%∞Ω	1,501,375	1,501,375
Invesco Government & Agency Portfolio, Institutional Class, 0.31%**∞Ω	11,796,423	11,796,423
Total Investment Funds		$13,297,798

Total Investment Securities —107.6%
(Cost $150,546,261)		$154,448,114

Liabilities in Excess of Other Assets — (7.6%)		(10,864,336)

Net Assets — 100.0%		$143,583,778

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2016 was $11,681,186.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$141,150,316	$—	$—	$141,150,316
Investment Funds	13,297,798	—	—	13,297,798
Total	$154,448,114	$—	$—	$154,448,114

See accompanying Notes to Portfolios of Investments.

18

Portfolio of Investments

Touchstone Value Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.0%

Health Care — 23.0%
Anthem, Inc.	66,160	$8,290,510
Cardinal Health, Inc.	79,000	6,138,300
Express Scripts Holding Co.*	106,018	7,477,450
Johnson & Johnson	85,340	10,081,214
Medtronic PLC (Ireland)	123,174	10,642,234
Merck & Co., Inc.	125,229	7,815,542
Pfizer, Inc.	306,339	10,375,702
Sanofi ADR	204,128	7,795,648
Teva Pharmaceutical Industries Ltd. ADR	152,238	7,004,470
UnitedHealth Group, Inc.	38,139	5,339,460
		80,960,530

Financials — 20.3%
American Express Co.	102,842	6,586,002
American International Group, Inc.	127,477	7,564,485
Bank of America Corp.	435,164	6,810,317
Capital One Financial Corp.	117,130	8,413,448
Citigroup, Inc.	151,389	7,150,102
JPMorgan Chase & Co.	161,165	10,731,977
PNC Financial Services Group, Inc. (The)	104,477	9,412,333
State Street Corp.	89,805	6,253,122
Wells Fargo & Co.	199,732	8,844,133
		71,765,919

Energy — 12.4%
BP PLC ADR	289,046	10,162,857
Chevron Corp.	41,400	4,260,888
ConocoPhillips	187,811	8,164,144
Marathon Petroleum Corp.	148,400	6,023,556
Occidental Petroleum Corp.	126,389	9,216,286
Phillips 66	73,843	5,948,054
		43,775,785

Information Technology — 10.8%
Microsoft Corp.	176,794	10,183,334
Oracle Corp.	259,373	10,188,171
Qualcomm, Inc.	144,308	9,885,098
Texas Instruments, Inc.	110,489	7,754,118
		38,010,721

Industrials — 10.2%
Deere & Co.	47,944	4,092,020
General Dynamics Corp.	48,064	7,457,610
Honeywell International, Inc.	55,806	6,506,422
Norfolk Southern Corp.	41,500	4,027,990
Raytheon Co.	27,768	3,780,058
United Technologies Corp.	99,400	10,099,040
		35,963,140

Consumer Staples — 6.5%
Altria Group, Inc.	141,888	8,971,578
CVS Health Corp.	42,800	3,808,772
Philip Morris International, Inc.	102,845	9,998,591
		22,778,941

Consumer Discretionary — 5.6%
Carnival Corp. (Panama)	128,211	6,259,261
Johnson Controls International PLC
(Ireland)	205,641	9,568,476
Target Corp.	58,595	4,024,305
		19,852,042

Materials — 4.3%
Air Products & Chemicals, Inc.	71,400	10,734,276
CRH PLC ADR	135,071	4,493,812
		15,228,088

Telecommunication Services — 4.1%
AT&T, Inc.	95,559	3,880,651
Verizon Communications, Inc.	204,851	10,648,155
		14,528,806

Utilities — 0.8%
Entergy Corp.	36,624	2,810,159
Total Common Stocks		$345,674,131

Investment Fund — 2.2%
Dreyfus Government Cash
Management, Institutional Shares,
0.30%∞Ω	7,833,880	7,833,880

Total Investment Securities —100.2%
(Cost $276,099,416)		$353,508,011

Liabilities in Excess of Other Assets — (0.2%)		(747,041)

Net Assets — 100.0%		$352,760,970

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

19

Touchstone Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$345,674,131	$—	$—	$345,674,131
Investment Fund	7,833,880	—	—	7,833,880
Total	$353,508,011	$—	$—	$353,508,011

See accompanying Notes to Portfolios of Investments.

20

Notes to Portfolios of Investments

September 30, 2016 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S.GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Credit Opportunities Fund held Level 3 categorized securities during the period ended September 30, 2016. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended September 30, 2016, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments of the Credit Opportunities Fund and the International Small Cap Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Credit Opportunities Fund’s investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Board, and are generally categorized in Level 2. The Credit Opportunities Fund’s investments in asset-backed and mortgage-backed

21

Notes to Portfolios of Investments (Unaudited) (Continued)

securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with a remaining maturity of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Bank Loans — The Credit Opportunities Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

22

Notes to Portfolios of Investments (Unaudited) (Continued)

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset. Unrealized appreciation/depreciation on unfunded commitments represents mark to market of the unfunded portion of the Fund’s bank loans. As of September 30, 2016, the Credit Opportunities Fund had the following unfunded loan commitments.

Unfunded
Loan
Commitments
Energy & Exploration Partners, LLC	$10,859

Collateralized Loan Obligations — The Credit Opportunities Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies—The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Securities sold short — The Credit Opportunities Fund engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of September 30, 2016, the Credit Opportunities Fund held securities sold short with a fair value of $2,045,201 and had securities with a fair value of $2,170,910 held as collateral and cash collateral of $2,027,580 for securities sold short.

23

Notes to Portfolios of Investments (Unaudited) (Continued)

Options — The Credit Opportunities Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default.

As of September 30, 2016, the Credit Opportunities Fund held a purchased option with a fair value of $1,785.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended September 30, 2016, the Credit Opportunities Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.

24

Notes to Portfolios of Investments (Unaudited) (Continued)

Real Estate Investment Trusts— The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Credit Opportunities Fund’s derivative financial instruments by primary risk exposure as of September 30, 2016:

Fair Value of Derivative Investments
As of September 30, 2016
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Credit Opportunities Fund	Forward-Foreign Currency Contracts*	$—	$389
	Purchased Options - Equity Contracts*	1,785	—

* Amount for Purchased Options represents market value. Amount for Forward Foreign Currency Contracts represents unrealized depreciation.

For the period ended September 30, 2016, the average quarterly balance of outstanding derivative financial instruments were as follows:

Credit
Opportunities
Fund
Equity Contracts:
Purchased Options - Cost	$6,531
Forward foreign currency contracts:
Average number of contracts	1
Average U.S. dollar amount purchased	$334,710

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

25

Notes to Portfolios of Investments (Unaudited) (Continued)

As of September 30, 2016, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received	Net Amount
International Small Cap Fund	Common Stocks	$16,712,612	$17,695,405	$982,793
Small Cap Value Opportunities Fund	Common Stocks	11,681,186	11,796,423	115,237

* The remaining contractual maturity is overnight for all securities.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Funds in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2016, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Credit Opportunities Fund	$52,316,870	$2,091,655	$(332,184)	$1,759,471
Global Growth Fund	10,694,844	1,628,512	(299,389)	1,329,123
International Small Cap Fund	361,889,333	60,470,952	(9,145,537)	51,325,415
Large Cap Fund	315,943,459	22,972,153	(13,411,022)	9,561,131
Large Company Growth Fund	156,660,297	42,611,912	(6,034,507)	36,577,405
Small Cap Value Opportunities Fund	150,546,261	17,319,538	(13,417,685)	3,901,853
Value Fund	276,099,416	82,892,164	(5,483,569)	77,408,595

26

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)*                   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 11/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 11/21/2016

By (Signature and Title)*                   /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 11/21/2016

* Print the name and title of each signing officer under his or her signature.